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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

             /s/ J. SITLANI           San Diego, California      11/14/11
   -------------------------------    ---------------------   -------------
              [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 22
                                        --------------------

Form 13F Information Table Value Total: $3,634,138
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

                                        TITLE               VALUE      SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER                    OF CLASS   CUSIP    (X$1000)     PRN AMT   PRN CALL DSCRETN  MANAGERS     SOLE    SHARED  NONE
------------------------------------ --------- ---------  ---------  ----------  --- ---- -------  --------- ---------- ------  ----
Baxter International Inc.               COM    071813109  $ 287,402   5,119,378  SH       SOLE                5,119,378
Unum Group                              COM    91529Y106  $ 361,014  17,223,948  SH       SOLE               17,223,948
Harman International Industries Inc.    COM    413086109  $  66,322   2,320,579  SH       SOLE                2,320,579
Freeport-McMoRan Copper & Gold Inc.     COM    35671D857  $ 149,742   4,917,647  SH       SOLE                4,917,647
Zimmer Holdings, Inc.                   COM    98956P102  $ 251,156   4,694,510  SH       SOLE                4,694,510
SPDR S&P 500 ETF Trust                  COM    78462F103  $  86,604     765,395  SH       SOLE                  765,395
Esterline Technologies Corp.            COM    297425100  $  59,136   1,140,749  SH       SOLE                1,140,749
Occidental Petroleum Corporation        COM    674599105  $ 473,476   6,622,035  SH       SOLE                6,622,035
PMC-Sierra, Inc.                        COM    69344F106  $  46,770   7,821,114  SH       SOLE                7,821,114
Ameriprise Financial, Inc.              COM    03076C106  $  41,627   1,057,600  SH       SOLE                1,057,600
iShares Russell Midcap Value Index      COM    464287473  $  12,011     311,500  SH       SOLE                  311,500
LyondellBasell Industries N.V.          COM    N53745100  $  49,081   2,009,032  SH       SOLE                2,009,032
Intuit Inc.                             COM    461202103  $ 263,923   5,563,305  SH       SOLE                5,563,305
CVS Caremark Corporation                COM    126650100  $ 477,136  14,208,938  SH       SOLE               14,208,938
Assurant, Inc.                          COM    04621X108  $  77,264   2,158,214  SH       SOLE                2,158,214
McDermott International, Inc.           COM    580037109  $  48,491   4,506,633  SH       SOLE                4,506,633
The Babcock & Wilcox Company            COM    05615F102  $  61,160   3,128,386  SH       SOLE                3,128,386
MetLife, Inc.                           COM    59156R108  $ 372,309  13,292,012  SH       SOLE               13,292,012
Ashland Inc.                            COM    044209104  $  39,295     890,226  SH       SOLE                  890,226
Plains Exploration &
 Production Company                     COM    726505100  $ 130,076   5,727,703  SH       SOLE                5,727,703
Applied Materials, Inc.                 COM    038222105  $ 259,033  25,015,283  SH       SOLE               25,015,283
Guaranty Bancorp                        COM    40075T102  $  21,110  17,592,000  SH       SOLE               17,592,000